Commitments and Contingent Liabilities (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Commitments and Contingent Liabilities (Details) [Line Items]
Total gross amount of grants including accrued interest (in Dollars)	$ 8.9
Minimum [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Percentage of royalties in sales	3.00%
Maximum [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Percentage of royalties in sales	5.00%